Guarantees and Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Guarantees and Charges (Details) [Line Items]
Contingent liability	$ 3,000
Value of loans for which collateral has been pledged	The Company pledged specific purchased asset as collateral against loan, in the original amount of NIS 1,000 thousand ($ 321 thousand) received to fund the purchase of such assets.
Loan balance	$ 38
Credit facility secured	40,000
Contingent liability for guarantees [Member]
Guarantees and Charges (Details) [Line Items]
Contingent liability	$ 287